Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Cash and cash equivalents	$ 879	$ 874
Trade and other receivables	856	1,457
Other financial assets	48	98
Prepaid expenses and other current assets	380	548
Current assets excluding assets held for sale	2,163	2,977
Assets held for sale	14,445
Current assets	16,608	2,977
Computer hardware and other property, net	502	921
Computer software, net	910	1,458
Other identifiable intangible assets, net	3,298	5,315
Goodwill	4,984	15,042
Other financial assets	40	83
Other non-current assets	586	605
Deferred tax	47	79
Total assets	26,975	26,480
Liabilities
Current indebtedness	2,595	1,644
Payables, accruals and provisions	1,037	2,086
Deferred revenue	781	937
Other financial liabilities	1,106	129
Current liabilities excluding liabilities associated with assets held for sale	5,519	4,796
Liabilities associated with assets held for sale	1,657
Current liabilities	7,176	4,796
Long-term indebtedness	4,936	5,382
Provisions and other non-current liabilities	1,204	1,740
Other financial liabilities	211	279
Deferred tax	1,285	708
Total liabilities	14,812	12,905
Equity
Capital	9,132	9,549
Retained earnings	6,375	7,201
Accumulated other comprehensive loss	(3,864)	(3,673)
Total shareholders' equity	11,643	13,077
Non-controlling interests	520	498
Total equity	12,163	13,575
Total liabilities and equity	26,975	26,480
Contingencies (note 18)	$ 0	$ 0